Other current liabilities	12 Months Ended
Dec. 31, 2025
Other current liabilities
Other current liabilities

28.Other current liabilities

	At December 31,
(Euro thousands)	2025	2024
Loan note	40,779	—
Due to related companies	37,553	23,504
Payroll and employee benefits payables	17,618	21,222
Accrued expenses	16,528	17,809
Tax payables	7,372	11,069
Customer advances	5,190	4,140
Warrant liabilities	273	1,223
Financing fund	—	51,874
Other	8,704	8,179
Total other current liabilities	134,017	139,020

Loan note and financing fund

Financing fund is the investment to be made by Meritz in the Company. On October 16, 2022, FFG and LGHL entered into the Meritz Private Placement Subscription Agreement with Meritz, pursuant to which, among other things, Meritz agreed to subscribe for, and FFG agreed to issue to Meritz 18,569,282 ordinary shares of FFG (“FFG Private Placement Subscription Shares”) at a subscription price equal to $49,999,999 and the FFG Collateral Share at a subscription price equal to $1. In December 2022, after FFG completed its listing through De-SPAC trading, 18,569,282 ordinary shares of FFG were converted into 4,999,999 ordinary shares of LGHL and 1 convertible preferred share.

On December 14, 2023, the Company consummated the previously announced share buyback and subscription agreement with Meritz dated December 1, 2023 (the “Meritz SBSA”) and amended and restated relationship agreement dated December 1, 2023 (the “Amended and Restated Relationship Agreement”). On December 14, 2023, the following transactions occurred pursuant to the terms of the Meritz SBSA:

●	Meritz sold and surrendered, and the Company repurchased from Meritz one convertible preference share of the Company and 4,999,999 ordinary shares par value $0.000001 of the Company for a price equal to $54,473,260;
●	Immediately thereafter, Meritz agreed to subscribe for, and the Company issued 19,050,381 ordinary shares par value $0.000001 of the Company to Meritz at a total subscription price equal to $69,473,260.

Meritz is entitled to underwriting fees (the “Underwriting Fees”) in the fixed amount of 4% of the Total Subscription Price per annum for each of the two twelve-month periods following the closing. The Underwriting Fees will be paid quarterly by the Company to Meritz, with the first quarterly payment payable on the date that falls three months after the closing and the last quarterly payment payable on the second anniversary of the closing.

Meritz has the right to put, upon the occurrence of certain credit events, the lapse of certain LGHL’s call options or the second or third anniversary of Meritz’s investment, all, and not just a portion, of the ordinary shares then held by it to LGHL at an agreed return which is the higher of (i) 11.5% internal rate, compounded annually, of return on Meritz’s investment in LGHL Private Placement Subscription Shares and (ii) 1.115 times the sum of the total subscription prices, in each case minus any interim return that Meritz has realized from its investment. Meritz’s rights described above are secured by shares of Fosun Tourism Group (“FTG”) and the shares of LGHL, and if the market value of FTG’s shares or LGHL’s shares declines below a certain level, LGHL may be required to provide cash security.

In connection with the consummation of the transactions contemplated under the Meritz SBSA and the Amended and Restated Relationship Agreement on December 14, 2023, Fosun International Limited (“FIL”) agreed to mortgage and charge 5,171,565 Ordinary Shares (the “Charged Shares”) in favor of Meritz. The Charged Shares will be deposited into a secured securities account charged in favor of Meritz pursuant to an account security agreement, dated as of December 14, 2023, between FIL and Meritz (the “Account Security Agreement”).

Meritz Investment may require the Company to deliver cash or another financial asset, or otherwise to settle it in such a way that it would be a financial liability, in the event of the occurrence or non-occurrence of uncertain future events that are beyond the control of the Company. The Company does not have the unconditional right to avoid delivering cash or another financial asset. Therefore, Meritz Investment is recognized as a financial liability, and relevant shares issued by LGHL were regarded as treasury shares.

LGHL and Meritz entered into a side letter to an amended and restated relationship agreement as of December 1, 2023 between the aforementioned parties (the “Side Letter”). Meritz shall sell to the LGHL, and LGHL shall purchase from the Investor 5,245,648 ordinary shares in total in LGHL held by Meritz free and clear from any encumbrance and with all rights, title, and interest attaching thereto, for a total purchase of $20,000 thousand. As of the end of 2024, LGHL has completed the repurchase of all shares, which were originally treated as treasury shares.

On June 27, 2025, LGHL consummated the following transactions pursuant to a share buyback agreement with Meritz:

●	Meritz sold and surrendered, and LGHL repurchased from Meritz 13,804,733 Ordinary Shares for a price equal to €48.1 million (the “Repurchase Price”);
●	Immediately thereafter, LGHL issued to Meritz a fixed rate 11.40% secured loan note (the “Loan Note”) for a principal amount equal to the Repurchase Price (the “Loan”). Pursuant to the Loan Note, LGHL agreed to repay the Loan in two installments by repaying (i) €8.50 million on June 30, 2025, and (ii) all outstanding amounts of the Loan on December 14, 2026;
●	The Repurchase Price payable by LGHL to Meritz was offset in its entirety against the issuance of the Loan Note by LGHL to Meritz.

As of the end of December 2025, LGHL has completed the repurchase of all shares held by Meritz, and all the repurchased 19,050,381 shares have been cancelled.

Warrant liabilities

Breakdown for warrant liabilities:

	At December 31,
(Euro thousands)	2025	2024
Public Warrant	177	791
Private Placement Warrant	96	432
Total warrant liabilities	273	1,223

On December 14, 2022, as result of Reverse Recapitalization:

●	20,699,969 outstanding PCAC public warrants were converted to an equivalent number of LGHL public warrants representing a right to acquire ordinary shares of LGHL which were measured at fair value by using the Euro equivalent of the closing price of PCAC warrants on December 14, 2022, amounting to a total of € 5,261 thousand.
●	11,280,000 PCAC private placement warrants were exchanged for an equivalent number of LGHL private placement warrants representing a right to acquire ordinary shares of LGHL which were measured at fair value using a Black-Scholes model, amounting to a total of € 2,609 thousand.

Each public warrant entitles the holder to purchase one Ordinary Share at a price of $11.50 per share and may be exercised within 5 years from the completion of the Reverse Recapitalization. The public warrants may be redeemed by the Company:

●	at a price of $ 0.01 per warrant, if, and only if, the last reported sale price of the LGHL ordinary shares equals or exceeds $ 18.00 per share for any 20 trading days within a 30-trading day period ending three trading days before sending the notice of redemption to each warrant holder;
●	at a price of $ 0.10 per warrant, if, and only if, the last reported sale price of the LGHL ordinary shares equals or exceeds $ 10.00 per share for any 20 trading days within a 30-trading day period ending three trading days before sending the notice of redemption to each warrant holder.

The exercise price and number of LGHL ordinary shares issuable on exercise of the public warrants, as well as the terms of redemption, may be subject to adjustments in certain circumstances, including, among other events, in the event of a share dividend, extraordinary dividend or LGHL’s recapitalization, reorganization, merger or consolidation.

Private placement warrants are identical to public warrants in all material respects, except that with respect to the private placement warrants held by the Sponsor, so long as they are held by the Sponsor or its permitted transferees, such private placement warrants (i) are not redeemable subject to limited exceptions, (ii) may be exercised by the holders on a cashless basis, and (iii) are entitled to registration rights.

The warrants are listed on NYSE under the trading symbol “LANV-WT”. At December 31, 2025, all of the public warrants and private placement warrants were outstanding and recognized as liabilities at fair value. For the year ended December 31, 2025, the Group recorded warrant liabilities of €273 thousand which resulted in a gain on revaluation of €950 thousand.